ORGANIZATION (Details) (CNY)	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Sep. 23, 2005	Sep. 30, 2010	Apr. 12, 2007	Jun. 29, 2005
Exclusive Option Agreement
Organization
Variable interest entity agreement term	10 years
Variable interest entity renewed additional term	10 years
Beijing Blue IT | Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement
Organization
Variable interest entity agreement term		5 years
Variable interest entity renewed additional term			5 years
Number of agreements with VIEs	3
Beijing Blue IT | Loan Agreement
Organization
Variable interest entity agreement term	10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity	10,000,000
Beijing Jingtian | Exclusive Business Cooperative Agreement
Organization
Service fees charged on percentage of net income	100.00%
CCH
Organization
Percentage of ownership					99.00%
Percentage of ownership interest in the company transferred by CCH to HCI				15.00%
HCI | Ms. Kou Xiaohong
Organization
Percentage of ownership interest held by related party	100.00%
ChinaCache Beijing
Organization
Percentage of ownership	100.00%
ChinaCache Beijing | Exclusive Business Cooperative Agreement
Organization
Variable interest entity agreement term	10 years
ChinaCache Beijing | Beijing Jingtian | Loan Agreement
Organization
Variable interest entity agreement term	10 years
Loan facility provided to the Nominee Shareholders of the variable interest entity	8,500,000
ChinaCache North America, Inc.
Organization
Percentage of ownership	100.00%
ChinaCache Ireland Limited ("ChinaCache IE")
Organization
Percentage of ownership	100.00%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK")
Organization
Percentage of ownership	100.00%
JNet Holdings Limited ("JNet Holdings")
Organization
Percentage of ownership	100.00%
Xin Run
Organization
Percentage of ownership	100.00%
Beijing Shou Ming
Organization
Percentage of ownership	100.00%
Beijing Shuo Ge
Organization
Percentage of ownership	100.00%
Beijing Zhao Du
Organization
Percentage of ownership	100.00%
Metasequoia Investment Inc. ("Metasequoia")
Organization
Percentage of ownership	100.00%